CONDENSED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
WILSON-DAVIS & CO., INC
REVENUES
Commissions	$ 2,282,098	$ 3,759,392
Vetting fees	569,960	321,356
Clearing fees	244,192	135,053
Fees charged to customers	326,170
Net gain/(loss) on firm trading accounts	19,195	(15,066)
Other	9,235	54,280
TOTAL REVENUES	3,450,850	4,255,015
EXPENSES
Compensation, payroll taxes and benefits	2,172,873	2,908,599
Data processing and clearing costs	1,065,580	928,599
Regulatory, professional fees and related expenses	701,425	540,561
Communications	289,539	305,631
Occupancy and equipment	110,389	127,969
Transfer fee	77,918	30,171
Bank charges	104,436	25,958
Other	337,768	57,835
TOTAL EXPENSES	4,859,928	4,925,323
LOSS FROM OPERATIONS	(1,409,078)	(670,308)
OTHER INCOME/(EXPENSE)
Interest income	1,092,582	461,685
Interest expense	(56,012)	(28,905)
TOTAL OTHER INCOME/(EXPENSE)	1,036,570	432,780
NET INCOME/(LOSS) BEFORE INCOME TAXES	(372,508)	(237,528)
Provision for income taxes	96,000	62,000
NET INCOME/(LOSS)	$ (276,508)	$ (175,528)